Income Taxes (Details) - Schedule of U.S. federal income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of U.S. federal income tax rate [Abstract]
U.S. federal provision (benefit) at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	(0.02%)	(0.01%)
Foreign income taxes at rates other than the U.S. rate	(0.02%)	(0.03%)
Other permanent items	(0.15%)	(0.09%)
Stock-based compensation	(1.98%)	(0.32%)
Research and development credits	3.39%	1.93%
Unrecognized tax benefits	(1.36%)	(0.77%)
Global intangible low-taxed income	0.00%	(0.03%)
Change in valuation allowance	(21.65%)	(21.97%)
Payroll tax credit adjustments	0.09%	0.16%
PPP Loan Adjustment	0.64%
Effective tax rate	(0.05%)	(0.13%)